UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         November 14, 2007
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        97
Form 13F Information Table Value Total:        $280,590


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     4720    50443 SH       SOLE                    50443
AT&T Inc.                      COM              00206R102      712    16834 SH       SOLE                    16834
Abbott Laboratories            COM              002824100     2798    52190 SH       SOLE                    52190
Air Products & Chemicals Inc.  COM              009158106      438     4480 SH       SOLE                     4480
America Movil S.A.B. de C.V. ( COM              02364w105      416     6500 SH       SOLE                     6500
American Express Company       COM              025816109     5018    84522 SH       SOLE                    84522
American International Group,  COM              026874107     9111   134673 SH       SOLE                   134673
Amgen Inc.                     COM              031162100      666    11780 SH       SOLE                    11780
Anheuser-Busch Cos.            COM              035229103     8267   165365 SH       SOLE                   165365
Apache Corporation             COM              037411105     2871    31884 SH       SOLE                    31884
Automatic Data Processing, Inc COM              053015103      394     8570 SH       SOLE                     8570
BHP Billiton Ltd. ADR          COM              088606108     4956    63055 SH       SOLE                    63055
BP plc ADR                     COM              055622104     2038    29388 SH       SOLE                    29388
Bank of America Corp.          COM              060505104     4330    86134 SH       SOLE                    86134
Bed Bath & Beyond, Inc.        COM              075896100     5866   171910 SH       SOLE                   171910
Berkshire Hathaway, Inc. Cl. A COM              084670108    15525      131 SH       SOLE                      131
Berkshire Hathaway, Inc. Cl. B COM              084670207    22266     5634 SH       SOLE                     5634
Bristol-Myers Squibb Co.       COM              110122108      974    33790 SH       SOLE                    33790
Buckeye Partners, L.P.         COM              118230101     4431    90530 SH       SOLE                    90530
Burlington Northern Santa Fe C COM              12189T104     2387    29410 SH       SOLE                    29410
Canadian Natural Resources Ltd COM              136385101     4434    58540 SH       SOLE                    58540
Canadian Oil Sands Trust       COM              13642L100     8184   248075 SH       SOLE                   248075
Cedar Fair Limited Partnership COM              150185106     5076   212839 SH       SOLE                   212839
Chevron Corp.                  COM              166764100     2610    27895 SH       SOLE                    27895
Cisco Systems Inc.             COM              17275R102      805    24300 SH       SOLE                    24300
Citigroup Inc.                 COM              172967101     2098    44946 SH       SOLE                    44946
Coca-Cola Company              COM              191216100     1937    33701 SH       SOLE                    33701
Colgate Palmolive Co.          COM              194162103      386     5417 SH       SOLE                     5417
Comcast Corp. Cl. A            COM              20030N101     3498   144685 SH       SOLE                   144685
ConocoPhillips                 COM              20825C104     7607    86674 SH       SOLE                    86674
Covidien Ltd.                  COM              g2552x108      296     7137 SH       SOLE                     7137
Dell Inc.                      COM              24702R101      236     8555 SH       SOLE                     8555
Devon Energy Corporation       COM              25179M103     3660    43994 SH       SOLE                    43994
Diageo PLC Spon ADR New        COM              25243Q205      246     2800 SH       SOLE                     2800
Disney (Walt) Co.              COM              254687106      438    12745 SH       SOLE                    12745
Dover Corporation              COM              260003108     3522    69133 SH       SOLE                    69133
Eli Lilly & Company            COM              532457108      613    10760 SH       SOLE                    10760
Emerson Electric Co.           COM              291011104      324     6080 SH       SOLE                     6080
Equifax, Inc.                  COM              294429105      301     7900 SH       SOLE                     7900
Exxon Mobil Corporation        COM              30231G102     7124    76963 SH       SOLE                    76963
Fannie Mae                     COM              313586109      365     6000 SH       SOLE                     6000
First Financial Fund, Inc.     COM              320228109      139    10977 SH       SOLE                    10977
General Electric Co.           COM              369604103    11559   279202 SH       SOLE                   279202
Genzyme Corp.                  COM              372917104      248     4000 SH       SOLE                     4000
Healthcare Select Sector SPDR  COM              81369Y209      322     9100 SH       SOLE                     9100
Home Depot, Inc.               COM              437076102     1298    40008 SH       SOLE                    40008
IBM Corporation                COM              459200101     1852    15724 SH       SOLE                    15724
Illinois Tool Works Inc.       COM              452308109      363     6088 SH       SOLE                     6088
Intel Corporation              COM              458140100      297    11500 SH       SOLE                    11500
Johnson & Johnson              COM              478160104     8944   136134 SH       SOLE                   136134
Kinder Morgan Energy Partners, COM              494550106      321     6500 SH       SOLE                     6500
Laboratory Corp. of America Ho COM              50540r409     5610    71715 SH       SOLE                    71715
Leucadia National Corp.        COM              527288104     2430    50400 SH       SOLE                    50400
Loews Corp.                    COM              540424108      435     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      233     8300 SH       SOLE                     8300
M & T Bank Corp.               COM              55261F104     1857    17950 SH       SOLE                    17950
MSCI EAFE Index Fund           COM              464287465     1012    12250 SH       SOLE                    12250
McCormick & Co., Inc. Non-Voti COM              579780206      288     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      738    13550 SH       SOLE                    13550
McGraw Hill Companies          COM              580645109      768    15080 SH       SOLE                    15080
Medtronic Inc.                 COM              585055106     1074    19045 SH       SOLE                    19045
Microsoft Corporation          COM              594918104     6575   223170 SH       SOLE                   223170
Mohawk Industries Inc.         COM              608190104     5180    63720 SH       SOLE                    63720
Newmont Mining Corp.           COM              651639106     1341    29970 SH       SOLE                    29970
Nokia Corp.                    COM              654902204      353     9300 SH       SOLE                     9300
Omnicom Group                  COM              681919106      212     4400 SH       SOLE                     4400
Pepsico, Inc.                  COM              713448108     3003    40986 SH       SOLE                    40986
PerkinElmer Inc.               COM              714046109      210     7200 SH       SOLE                     7200
Pfizer Inc.                    COM              717081103     1367    55949 SH       SOLE                    55949
Procter & Gamble Company       COM              742718109     8211   116735 SH       SOLE                   116735
Progressive Corporation        COM              743315103      925    47632 SH       SOLE                    47632
Rayonier, Inc.                 COM              754907103     9307   193738 SH       SOLE                   193738
Royal Dutch Shell PLC ADR      COM              780259206     1266    15400 SH       SOLE                    15400
S&P Depository Receipts        COM              78462F103     4344    28468 SH       SOLE                    28468
Schlumberger Ltd.              COM              806857108    12739   121328 SH       SOLE                   121328
State Street Corp.             COM              857477103      303     4444 SH       SOLE                     4444
Stryker Corporation            COM              863667101      206     3000 SH       SOLE                     3000
Technology Select Sector SPDR  COM              81369Y803      256     9500 SH       SOLE                     9500
Telefonos de Mexico            COM              879403780      625    19000 SH       SOLE                    19000
Teva Pharmaceutical Industries COM              881624209      235     5275 SH       SOLE                     5275
Toronto Dominion Bank          COM              891160509      250     3260 SH       SOLE                     3260
Tyco Electronics Ltd.          COM              g9144p105      281     7937 SH       SOLE                     7937
Tyco Int'l. Ltd.               COM              G9143X208      494    11137 SH       SOLE                    11137
US Bancorp                     COM              902973304     4675   143700 SH       SOLE                   143700
USG Corp.                      COM              903293405     6231   165940 SH       SOLE                   165940
United Technologies            COM              913017109      417     5180 SH       SOLE                     5180
Unitedhealth Group. Inc.       COM              91324P102      293     6044 SH       SOLE                     6044
Verizon Communications         COM              92343V104      541    12223 SH       SOLE                    12223
Vodafone Group PLC             COM              92857W209      418    11521 SH       SOLE                    11521
Wachovia Corp.                 COM              929903102      374     7450 SH       SOLE                     7450
Wal-Mart Stores, Inc.          COM              931142103      852    19517 SH       SOLE                    19517
Walgreen                       COM              931422109     7059   149430 SH       SOLE                   149430
Washington Post ""B""          COM              939640108      332      413 SH       SOLE                      413
Wells Fargo & Company          COM              949746101     8004   224696 SH       SOLE                   224696
Whole Foods Mkt. Inc.          COM              966837106      256     5220 SH       SOLE                     5220
Wyeth                          COM              983024100      971    21789 SH       SOLE                    21789
Zimmer Holdings, Inc.          COM              98956P102      755     9320 SH       SOLE                     9320